ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Schedule of Reconciliation of US GAAP TO IFRS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Current assets, US GAAP	$ 446,727	$ 394,084
Current assets, Adjustments
Current assets, IFRS	$ 446,727
Property and equipment, net, US GAAP	$ 459,533	419,111
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	$ 459,533
Long term assets, US GAAP	59,964
Long term assets, Adjustments	(7,450)
Long term assets, IFRS	52,514
TOTAL ASSETS	966,224	884,146
Total assets, Adjustments	(7,450)
Total assets, IFRS	958,774
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	211,119	300,325
Current liabilities, Adjustments	(70)
Current liabilities, IFRS	211,049
Long-term liabilities, US GAAP	369,519
Long-term liabilities, Adjustments	(1,502)
Long-term liabilities, IFRS	368,017
Total liabilities	580,638	688,585
Total liabilities, Adjustments	(1,572)
Total liabilities, IFRS	579,066
TOTAL EQUITY	385,586	195,561	$ 141,248	$ 220,025
TOTAL SHAREHOLDERS' EQUITY, Adjustments	(5,878)
TOTAL SHAREHOLDERS' EQUITY, IFRS	379,708	135,452
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	966,224	884,146
Total liabilities and shareholders' equity, Adjustments	(7,450)
Total liabilities and shareholders' equity, IFRS	958,774
Reconciliation of Condensed Statement of Operations from US GAAP to IFRS
Profit before income tax and excluding other financing expense, net, US GAAP	68,525
Profit before income tax and excluding other financing expense, net, Adjustments	(750)
Profit before income tax and excluding other financing expense, net, IFRS	67,775
Other non cash financing expense, net, US GAAP	(109,930)	(55,404)	(27,838)
Other non cash financing expense, net, Adjustments	73,770
Other non cash financing expense, net, IFRS	(36,160)
LOSS BEFORE INCOME TAX	(41,405)	(26,114)	(117,048)
Profit (loss) before income tax benefit, Adjustments	73,020
Profit (loss) before income tax benefit, IFRS	31,615
Income tax benefit, US GAAP	$ 12,278	24,742	9,388
Income tax benefit, Adjustments
Income tax benefit, IFRS	$ 12,278
LOSS	(29,127)	(1,372)	$ (107,660)
Profit (loss) for the period, Adjustments	73,020
Profit (loss) for the period, IFRS	43,893
Net income attributable to the non-controlling interest, US GAAP	$ (520)	5,635
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS	$ (520)
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	(29,647)	4,263	$ (107,660)
Net profit (loss) attributable to the company, Adjustments	73,020
Net profit (loss) attributable to the company, IFRS	43,373	24,914	(110,339)
Reconciliation of Net Profit (Loss) from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	(29,647)	4,263	(107,660)
Financial instruments	73,770	21,556	(1,619)
Pension plans	(705)	(1,314)	(1,166)
Termination benefits	(45)	409	106
Net profit (loss) in accordance with IFRS	43,373	24,914	(110,339)
Reconciliation of Shareholders' Equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	385,586	195,561	$ 141,248	$ 220,025
Financial instruments	(380)	(54,656)
Termination benefits	1,502	1,547
Goodwill	(7,000)	(7,000)
Shareholders' equity in accordance with IFRS	379,708	135,452
Reconciliation of Goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	7,000	7,000
Goodwill	$ (7,000)	$ (7,000)
Goodwill in accordance with IFRS
Reconciliation of Other Long-term Assets from US GAAP to IFRS
Other long term assets in accordance with US GAAP	$ 6,759	$ 10,018
Financial instruments	(450)	(3,412)
Other long term assets in accordance with IFRS	6,309	6,606
Reconciliation of Current Maturities of Loans and Debentures from US GAAP to IFRS
Current maturities of loans and debentures in accordance with US GAAP	33,259	119,999
Financial instruments	(70)	25,622
Current maturities of loans and debentures in accordance with IFRS	33,189	145,621
Reconciliation of Long Term Debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	$ 45,826	107,311
Financial instruments		25,622
Long term debentures in accordance with IFRS	$ 45,826	132,933
Reconciliation of Other Long Term Liabilities from US GAAP to IFRS
Other long term liabilities in accordance with US GAAP	7,609	22,924
Termination benefits	(1,502)	(1,547)
Other long-term liabilities in accordance with IFRS	$ 6,107	$ 21,377